Interest Expense and Finance Cost, Net	6 Months Ended
Jun. 30, 2026
Interest and Debt Expense [Abstract]
Interest Expense and Finance Cost, Net

NOTE 7 – INTEREST EXPENSE AND FINANCE COST, NET

Interest expense and finance cost, net for the three and six month periods ended June 30, 2026 and 2025 consisted of the following:

	Three Month Period Ended June 30, 2026	Three Month Period Ended June 30, 2025	Six Month Period Ended June 30, 2026	Six Month Period Ended June 30, 2025
Interest expense incurred on credit facilities and financial liabilities	$21,372	$29,717	$42,450	$59,092
Interest expense incurred on finance lease liabilities	4,553	5,355	9,388	10,770
Interest expense incurred on senior unsecured bonds	5,972	—	11,849	—
Interest expense capitalized related to deposits for vessel acquisitions	(4,984)	(4,303)	(10,147)	(8,182)
Amortization and write-off of deferred finance costs and bond premium	1,965	2,227	3,771	3,899
Discount effect of long-term assets and other finance costs	443	489	2,609	1,416
Total interest expense and finance cost, net	$29,321	$33,485	$59,920	$66,995

Interest expense incurred on deposits for vessel acquisitions was initially capitalized under the caption “Deposits for vessel acquisitions” in the condensed Consolidated Balance Sheets.